Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 98.9%
Australia - 7.8%
Afterpay Ltd.*	3,787	$392,543
AGL Energy Ltd.	12,518	110,163
AMP Ltd.	73,173	83,371
Ampol Ltd.	5,487	110,173
APA Group(a)	23,909	179,590
Aristocrat Leisure Ltd.	12,536	298,743
ASX Ltd.	3,868	213,053
Aurizon Holdings Ltd.	40,162	114,013
Australia & New Zealand Banking Group Ltd.	47,202	858,675
BHP Group Ltd.	48,425	1,618,432
BHP Group PLC	34,240	945,775
BlueScope Steel Ltd.	9,801	124,754
Boral Ltd.	29,975	111,312
Brambles Ltd.	28,617	232,079
Charter Hall Group	11,022	115,179
Coca-Cola Amatil Ltd.	16,043	161,002
Cochlear Ltd.	1,141	172,845
Coles Group Ltd.	21,418	299,244
Commonwealth Bank of Australia	29,371	1,881,890
Computershare Ltd.	12,729	140,342
CSL Ltd.	7,527	1,569,208
Deterra Royalties Ltd.*	9,063	29,970
Dexus	25,607	177,019
Evolution Mining Ltd.	28,838	104,656
Fortescue Metals Group Ltd.	27,199	454,723
Glencore PLC*	185,711	628,365
Goodman Group	33,010	447,780
GPT Group (The)	46,193	153,108
Iluka Resources Ltd.	9,063	44,851
Incitec Pivot Ltd.*	47,776	96,772
Insurance Australia Group Ltd.	46,312	172,335
Lendlease Group	12,702	117,045
Macquarie Group Ltd.	5,831	587,862
Magellan Financial Group Ltd.	2,670	98,167
Medibank Pvt Ltd.	63,104	141,376
Mirvac Group	93,632	170,977
National Australia Bank Ltd.	54,134	977,718
Newcrest Mining Ltd.	13,946	268,786
Northern Star Resources Ltd.	13,680	134,873
Oil Search Ltd.	43,475	129,422
Orica Ltd.	9,445	110,584
Origin Energy Ltd.	34,732	126,312
QBE Insurance Group Ltd.	27,540	169,674
Ramsay Health Care Ltd.	3,695	178,519
Rio Tinto Ltd.	6,197	524,485
Rio Tinto PLC	17,994	1,381,006
Santos Ltd.	35,445	177,041
Saracen Mineral Holdings Ltd.*	21,043	78,627
Scentre Group	102,401	214,488
SEEK Ltd.	8,703	187,300
Shopping Centres Australasia Property Group	40,232	71,922
Sonic Healthcare Ltd.	10,084	265,919
South32 Ltd.	88,140	171,769
Stockland	52,353	178,747
Suncorp Group Ltd.	25,216	195,018
Sydney Airport*	30,646	134,495
Tabcorp Holdings Ltd.	47,643	145,851
Telstra Corp., Ltd.	71,101	170,203
Transurban Group	48,250	490,142
Treasury Wine Estates Ltd.	14,634	112,841
Vicinity Centres	90,038	106,040
Wesfarmers Ltd.	19,102	800,365
Westpac Banking Corp.	59,442	963,673
Woodside Petroleum Ltd.	18,264	342,900
Woolworths Group Ltd.	21,526	674,837

Total Australia		22,640,949

Austria - 0.2%
Erste Group Bank AG*	8,293	254,398
OMV AG	5,180	218,625

Total Austria		473,023

Belgium - 0.8%
Ageas SA/NV	4,179	214,709
Anheuser-Busch InBev SA/NV	13,717	866,235
Galapagos NV*	914	95,540
Groupe Bruxelles Lambert SA	2,272	225,734
KBC Group NV*	4,859	340,733
Solvay SA	1,462	167,032
Telenet Group Holding NV	1,302	55,553
UCB SA	2,253	234,083
Umicore SA	3,845	218,476

Total Belgium		2,418,095

Brazil - 0.1%
Yara International ASA	3,636	170,259

Cambodia - 0.0%(b)
NagaCorp Ltd.	44,204	50,339

China - 0.6%
AAC Technologies Holdings, Inc.(a)	15,037	81,741
BOC Hong Kong Holdings Ltd.	73,513	219,955
ESR Cayman Ltd.*	29,841	106,605
Lenovo Group Ltd.	164,308	193,469
Prosus NV*	7,203	838,514
Want Want China Holdings Ltd.	148,812	107,091
Wilmar International Ltd.	35,787	142,113

Total China		1,689,488

Denmark - 2.1%
Ambu A/S, Class B(a)	3,015	143,067
AP Moller - Maersk A/S, Class B(a)	159	330,363
Carlsberg AS, Class B	1,875	275,706
Chr Hansen Holding A/S*	1,891	171,926
Coloplast A/S, Class B	2,349	352,005
Danske Bank A/S*	11,998	206,271
DSV PANALPINA A/S	3,567	559,114
Genmab A/S*	1,061	424,608
GN Store Nord A/S	2,350	180,415
Novo Nordisk A/S, Class B	26,866	1,866,840
Novozymes A/S, Class B	3,714	223,980
Orsted A/S	2,979	567,869
Pandora A/S	1,721	166,759
Vestas Wind Systems A/S	3,326	724,744

Total Denmark		6,193,667

Finland - 1.3%
Elisa OYJ	2,800	166,956
Fortum OYJ	7,936	192,684
Huhtamaki OYJ	1,658	81,620
Kesko OYJ, Class B	4,373	113,693

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Kone OYJ, Class B	6,473	$510,534
Metso Outotec OYJ	11,060	110,854
Neste OYJ	7,047	498,958
Nokia OYJ*	94,196	453,635
Nokian Renkaat OYJ	3,010	110,656
Nordea Bank Abp*	54,812	446,760
Sampo OYJ, Class A	8,622	363,268
Stora Enso OYJ, Class R	11,042	201,224
UPM-Kymmene OYJ	9,391	336,455
Wartsila OYJ Abp	10,456	102,971

Total Finland		3,690,268

France - 9.0%
Accor SA*	4,180	141,329
Adevinta ASA*	4,219	63,041
Air Liquide SA	7,576	1,242,551
Airbus SE*	9,197	929,630
Alstom SA*	4,660	253,972
Arkema SA	1,414	157,185
Atos SE*	1,852	142,830
AXA SA	31,813	707,288
BioMerieux	666	103,163
BNP Paribas SA*	18,463	892,293
Bouygues SA	4,019	158,297
Bureau Veritas SA*	6,454	170,071
Capgemini SE	2,682	389,374
Carrefour SA	9,890	168,095
Cie de Saint-Gobain*	8,632	430,807
Cie Generale des Etablissements Michelin	3,057	423,019
Covivio	1,333	109,880
Credit Agricole SA*	19,886	226,616
Danone SA	9,484	633,255
Dassault Systemes SE	2,227	445,745
Edenred	4,713	256,345
Engie SA*	27,933	435,057
EssilorLuxottica SA	4,908	697,639
Gecina SA	1,087	155,302
Getlink SE*	9,389	145,093
Hermes International	529	541,524
Ipsen SA	744	65,125
Kering SA	1,235	812,617
Klepierre SA	4,463	107,737
Legrand SA	4,673	430,902
L'Oreal SA	3,904	1,375,936
LVMH Moet Hennessy Louis Vuitton SE	4,084	2,472,391
Orange SA	31,658	373,229
Orpea*	1,096	151,928
Pernod Ricard SA	3,464	655,250
Publicis Groupe SA	3,952	205,303
Remy Cointreau SA(a)	406	75,516
Renault SA*	3,425	146,635
Rexel SA*	7,666	117,023
Rubis SCA	2,072	93,995
Safran SA*	5,452	689,520
Sanofi	17,790	1,667,448
Sartorius Stedim Biotech	392	164,303
Schneider Electric SE	8,611	1,265,319
SCOR SE*	3,389	103,344
Societe Generale SA*	13,188	247,349
Sodexo SA*	1,570	140,117
Suez SA	6,139	126,418
Teleperformance	1,022	335,488
Thales SA	1,932	174,114
TOTAL SE(a)	40,165	1,702,752
Ubisoft Entertainment SA*	1,655	165,678
Unibail-Rodamco-Westfield	2,666	225,105
Valeo SA	4,459	167,068
Veolia Environnement SA	9,061	242,841
Vinci SA	7,985	742,901
Vivendi SA	13,582	417,800
Worldline SA*	4,087	347,869

Total France		26,028,422

Germany - 7.9%
adidas AG*	3,226	1,026,848
Allianz SE	6,933	1,571,040
Aroundtown SA	23,572	164,265
BASF SE	15,487	1,200,971
Bayer AG	16,044	972,936
Bayerische Motoren Werke AG	5,867	499,019
Bechtle AG	541	115,086
Beiersdorf AG	1,876	205,899
Brenntag AG	3,171	249,407
Commerzbank AG*	19,675	130,989
Continental AG	1,842	259,031
Covestro AG	3,105	211,850
CTS Eventim AG & Co. KGaA*	1,409	83,330
Daimler AG	13,466	950,834
Delivery Hero SE*	2,434	371,112
Deutsche Bank AG*	35,228	358,181
Deutsche Boerse AG	3,066	493,920
Deutsche Post AG	16,219	804,139
Deutsche Telekom AG	53,090	948,136
Deutsche Wohnen SE	6,265	311,152
E.ON SE	37,147	393,984
Fresenius Medical Care AG & Co. KGaA	3,749	304,251
Fresenius SE & Co. KGaA	7,308	326,462
GEA Group AG	3,477	120,559
Hannover Rueck SE	1,212	188,475
HeidelbergCement AG	2,781	206,164
HelloFresh SE*	2,475	209,880
Henkel AG & Co. KGaA	1,578	148,001
Infineon Technologies AG	21,992	885,036
Just Eat Takeaway.com NV*	2,059	236,712
KION Group AG	1,412	122,414
Knorr-Bremse AG	1,084	143,785
LANXESS AG	2,170	163,874
LEG Immobilien AG	1,226	176,353
Merck KGaA	2,278	381,091
MTU Aero Engines AG	1,016	236,993
Muenchener Rueckversicherungs-Gesellschaft AG	2,237	594,640
Puma SE*	1,535	150,644
RWE AG	10,737	462,554
SAP SE	18,363	2,338,005
Scout24 AG	2,000	155,021
Siemens AG	12,713	1,976,036
Siemens Energy AG*	6,468	240,297
Symrise AG	2,342	292,212
TeamViewer AG*	2,262	117,371
thyssenkrupp AG*	9,043	105,535
United Internet AG	2,333	101,612
Vonovia SE	9,053	606,457
Zalando SE*	2,963	340,968

Total Germany		22,653,531

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong - 2.8%
AIA Group Ltd.	201,905	$2,441,186
ASM Pacific Technology Ltd.	7,408	108,055
CK Asset Holdings Ltd.	45,382	227,968
CK Infrastructure Holdings Ltd.	19,415	103,537
CLP Holdings Ltd.	29,999	281,270
Hang Lung Properties Ltd.	49,385	131,840
Hang Seng Bank Ltd.	13,923	251,926
Henderson Land Development Co., Ltd.	38,029	155,474
Hong Kong & China Gas Co., Ltd.	196,527	282,351
Hong Kong Exchanges & Clearing Ltd.	21,719	1,393,247
Hongkong Land Holdings Ltd.	27,757	128,515
Hysan Development Co., Ltd.	22,658	82,551
Jardine Matheson Holdings Ltd.	4,124	238,367
Jardine Strategic Holdings Ltd.	3,800	98,762
Link REIT	38,145	333,050
Man Wah Holdings Ltd.	47,201	104,704
MTR Corp., Ltd.	30,010	174,746
New World Development Co., Ltd.	33,100	153,892
Power Assets Holdings Ltd.	30,677	163,398
Sino Land Co., Ltd.	88,230	122,892
Sun Hung Kai Properties Ltd.	26,406	360,987
Swire Pacific Ltd., Class A	18,578	116,324
Techtronic Industries Co., Ltd.	24,762	373,002
WH Group Ltd.	181,311	147,315
Wharf Real Estate Investment Co., Ltd.	35,272	187,190

Total Hong Kong		8,162,549

Ireland - 0.6%
CRH PLC	13,233	549,144
Flutter Entertainment PLC*	2,178	407,501
Kerry Group PLC, Class A	2,610	354,822
Kingspan Group PLC*	2,699	183,625
Smurfit Kappa Group PLC	4,399	211,183

Total Ireland		1,706,275

Israel - 0.5%
Bank Hapoalim BM*	35,452	253,283
Bank Leumi Le-Israel BM	42,844	268,159
Bezeq The Israeli Telecommunication Corp., Ltd.*	64,412	66,491
Israel Discount Bank Ltd., Class A	45,115	177,275
Nice Ltd.*	1,437	372,928
Teva Pharmaceutical Industries Ltd.*	19,004	236,034

Total Israel		1,374,170

Italy - 1.9%
Amplifon SpA*	2,742	109,032
Assicurazioni Generali SpA	22,063	377,673
Atlantia SpA*	9,709	154,580
DiaSorin SpA	407	89,300
Enel SpA	130,576	1,299,394
Eni SpA	44,358	450,094
Ferrari NV	2,005	419,579
FinecoBank Banca Fineco SpA*	11,410	178,473
Intesa Sanpaolo SpA*	266,270	583,967
Mediobanca Banca di Credito Finanziario SpA*	16,074	143,806
Moncler SpA*	3,729	211,160
Nexi SpA*	8,567	152,478
Prysmian SpA	5,228	169,204
Recordati Industria Chimica e Farmaceutica SpA	2,371	123,056
Snam SpA	43,901	230,835
Telecom Italia SpA	299,227	128,472
Terna Rete Elettrica Nazionale SpA	31,929	232,511
UniCredit SpA*	37,152	341,093

Total Italy		5,394,707

Japan - 24.7%
Advantest Corp.	3,754	297,251
Aeon Co., Ltd.	13,372	418,422
AGC, Inc.	4,568	158,382
Air Water, Inc.	5,806	93,888
Aisin Seiki Co., Ltd.	3,877	118,686
Ajinomoto Co., Inc.	10,596	250,288
Alfresa Holdings Corp.	5,018	99,933
Alps Alpine Co., Ltd.	4,360	58,136
Amada Co., Ltd.	11,029	123,779
Aozora Bank Ltd.(a)	4,483	82,471
Asahi Group Holdings Ltd.	8,378	337,057
Asahi Intecc Co., Ltd.	3,690	121,244
Asahi Kasei Corp.	25,388	282,385
Astellas Pharma, Inc.	33,787	546,201
Bandai Namco Holdings, Inc.	3,753	320,508
Bank of Kyoto Ltd. (The)(a)	1,918	100,576
Bridgestone Corp.	10,891	402,372
Brother Industries Ltd.	6,430	142,855
Canon, Inc.	18,372	402,642
Capcom Co., Ltd.	1,837	115,629
Central Japan Railway Co.	3,238	457,733
Chiba Bank Ltd. (The)	15,510	84,294
Chubu Electric Power Co., Inc.	13,144	160,887
Chugai Pharmaceutical Co., Ltd.	11,438	597,820
Concordia Financial Group Ltd.	29,644	107,312
CyberAgent, Inc.	1,883	118,165
Dai Nippon Printing Co., Ltd.	7,152	122,963
Daifuku Co., Ltd.	2,034	231,774
Dai-ichi Life Holdings, Inc.	19,680	298,128
Daiichi Sankyo Co., Ltd.	32,052	1,030,183
Daikin Industries Ltd.	4,658	983,477
Daito Trust Construction Co., Ltd.	1,455	151,344
Daiwa House Industry Co., Ltd.	11,972	338,994
Daiwa Securities Group, Inc.	32,444	154,078
Denso Corp.	7,898	438,069
Dentsu Group, Inc.	4,468	141,472
Disco Corp.	530	172,372
East Japan Railway Co.	6,464	425,397
Eisai Co., Ltd.	4,711	343,915
ENEOS Holdings, Inc.	58,542	236,919
FANUC Corp.	3,282	857,844
Fast Retailing Co., Ltd.	903	774,702
Fuji Electric Co., Ltd.	2,881	114,613
FUJIFILM Holdings Corp.	6,538	373,877
Fujitsu Ltd.	3,438	526,069
Fukuoka Financial Group, Inc.	4,942	88,413
Hamamatsu Photonics K.K.	3,228	187,153
Hankyu Hanshin Holdings, Inc.	5,058	163,052
Hirose Electric Co., Ltd.	899	140,910
Hisamitsu Pharmaceutical Co., Inc.	1,723	103,023
Hitachi Ltd.	16,062	660,614
Honda Motor Co., Ltd.	29,878	788,937
Hoya Corp.	6,250	799,644
Idemitsu Kosan Co., Ltd.	4,732	110,916
Inpex Corp.	20,934	120,971
Isuzu Motors Ltd.	12,824	122,489

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
ITOCHU Corp.(a)	24,578	$703,687
Japan Exchange Group, Inc.	9,829	229,542
Japan Tobacco, Inc.	21,247	421,612
JFE Holdings, Inc.*	10,395	90,253
JGC Holdings Corp.	6,104	68,797
Kajima Corp.	11,663	156,071
Kakaku.com, Inc.	3,232	93,538
Kansai Electric Power Co., Inc. (The)	14,006	137,124
Kansai Paint Co., Ltd.	4,899	144,357
Kao Corp.	8,380	608,079
KDDI Corp.	29,465	866,543
Keikyu Corp.	6,556	104,951
Keio Corp.	2,797	204,375
Keisei Electric Railway Co., Ltd.	3,782	128,060
Keyence Corp.	3,053	1,637,093
Kikkoman Corp.	3,713	261,731
Kintetsu Group Holdings Co., Ltd.	3,868	162,190
Kirin Holdings Co., Ltd.	14,558	312,310
Kobayashi Pharmaceutical Co., Ltd.	1,334	150,098
Koito Manufacturing Co., Ltd.	2,682	172,404
Komatsu Ltd.	16,980	464,256
Konami Holdings Corp.(a)	2,071	126,600
Kubota Corp.	20,861	458,087
Kuraray Co., Ltd.	9,769	104,506
Kurita Water Industries Ltd.	4,430	179,620
Kyocera Corp.	5,798	370,990
Kyowa Kirin Co., Ltd.	5,831	172,655
Kyushu Electric Power Co., Inc.	10,957	101,412
Lasertec Corp.	1,450	194,589
Lion Corp.	5,475	125,351
Lixil Corp.	6,226	145,161
M3, Inc.	7,538	634,389
Makita Corp.	5,526	263,382
Marubeni Corp.	31,160	206,642
Marui Group Co., Ltd.	5,865	104,645
Matsumotokiyoshi Holdings Co., Ltd.	1,876	74,273
Mazda Motor Corp.	13,302	94,529
MEIJI Holdings Co., Ltd.	2,777	189,386
MINEBEA MITSUMI, Inc.	7,987	176,912
MISUMI Group, Inc.	6,423	208,896
Mitsubishi Chemical Holdings Corp.	27,974	190,884
Mitsubishi Corp.	21,877	553,220
Mitsubishi Electric Corp.	36,138	550,380
Mitsubishi Estate Co., Ltd.	21,636	341,398
Mitsubishi Heavy Industries Ltd.	6,131	175,565
Mitsubishi Materials Corp.	3,432	72,708
Mitsubishi UFJ Financial Group, Inc.	219,818	985,344
Mitsui & Co., Ltd.	29,711	549,552
Mitsui Chemicals, Inc.	4,293	122,891
Mitsui Fudosan Co., Ltd.	16,640	336,710
Mizuho Financial Group, Inc.	41,948	552,322
MonotaRO Co., Ltd.	2,701	135,443
MS&AD Insurance Group Holdings, Inc.	9,552	274,074
Murata Manufacturing Co., Ltd.	9,979	958,392
Nabtesco Corp.	3,104	138,901
NEC Corp.	5,003	272,383
Nexon Co., Ltd.	7,515	228,619
NGK Spark Plug Co., Ltd.	5,110	94,786
NH Foods Ltd.	2,859	122,339
Nidec Corp.	7,877	1,042,041
Nihon M&A Center, Inc.	2,972	172,594
Nintendo Co., Ltd.	1,777	1,028,231
Nippon Express Co., Ltd.	1,846	125,365
Nippon Paint Holdings Co., Ltd.	2,847	256,161
Nippon Shinyaku Co., Ltd.	1,217	89,623
Nippon Steel Corp.*	15,177	174,971
Nippon Telegraph & Telephone Corp.	22,664	566,735
Nissan Chemical Corp.	2,953	168,106
Nissan Motor Co., Ltd.*	36,383	184,912
Nisshin Seifun Group, Inc.(a)	7,801	131,290
Nissin Foods Holdings Co., Ltd.	1,929	166,746
Nitori Holdings Co., Ltd.	1,460	289,922
Nitto Denko Corp.	3,244	293,430
Nomura Holdings, Inc.	59,190	311,907
Nomura Research Institute Ltd.	6,004	202,724
NSK Ltd.	10,908	98,666
NTT Data Corp.	14,048	201,539
Obayashi Corp.	18,030	150,860
Obic Co., Ltd.	1,340	251,630
Odakyu Electric Railway Co., Ltd.	7,197	208,634
Oji Holdings Corp.	23,340	140,894
Olympus Corp.	18,543	334,658
Omron Corp.	3,917	345,700
Ono Pharmaceutical Co., Ltd.	8,795	262,519
Oriental Land Co., Ltd.	3,431	535,812
ORIX Corp.	23,306	372,869
Osaka Gas Co., Ltd.	7,785	143,736
Otsuka Corp.	2,109	106,160
Otsuka Holdings Co., Ltd.	7,949	338,779
Pan Pacific International Holdings Corp.	9,948	223,294
Panasonic Corp.	38,091	491,714
PeptiDream, Inc.*	2,100	122,556
Pigeon Corp.	2,300	103,472
Rakuten, Inc.	15,057	147,988
Recruit Holdings Co., Ltd.	21,377	927,402
Renesas Electronics Corp.*	13,492	154,643
Resona Holdings, Inc.	47,291	163,968
Ricoh Co., Ltd.	15,587	117,615
Rohm Co., Ltd.	1,843	186,773
Ryohin Keikaku Co., Ltd.	5,685	135,806
Santen Pharmaceutical Co., Ltd.	8,766	144,935
SBI Holdings, Inc.	5,270	131,278
Secom Co., Ltd.	3,846	348,140
Sekisui Chemical Co., Ltd.	10,055	180,941
Sekisui House Ltd.(a)	13,976	269,521
Seven & i Holdings Co., Ltd.	13,612	514,992
SG Holdings Co., Ltd.	8,144	209,327
Shimadzu Corp.	5,864	223,201
Shimano, Inc.	1,496	351,584
Shimizu Corp.	16,468	115,926
Shin-Etsu Chemical Co., Ltd.	6,868	1,192,281
Shionogi & Co., Ltd.	5,355	290,524
Shiseido Co., Ltd.	6,715	435,438
Shizuoka Bank Ltd. (The)	16,446	119,385
SMC Corp.	1,014	613,659
SoftBank Corp.	45,643	600,319
SoftBank Group Corp.	23,989	1,857,804
Sompo Holdings, Inc.	6,553	260,818
Sony Corp.	20,416	1,959,796
Stanley Electric Co., Ltd.	3,913	122,217
Subaru Corp.	11,146	213,562
SUMCO Corp.	5,239	110,390
Sumitomo Chemical Co., Ltd.	36,950	173,994
Sumitomo Corp.	23,101	306,042
Sumitomo Electric Industries Ltd.	16,945	225,378
Sumitomo Metal Mining Co., Ltd.	4,768	206,942
Sumitomo Mitsui Financial Group, Inc.	23,584	730,981
Sumitomo Mitsui Trust Holdings, Inc.	7,309	218,652

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Sumitomo Realty & Development Co., Ltd.	8,352	$252,008
Suntory Beverage & Food Ltd.	2,948	102,917
Suzuki Motor Corp.	7,695	346,034
Sysmex Corp.	3,407	398,153
T&D Holdings, Inc.	14,030	162,552
Taiheiyo Cement Corp.	3,601	89,496
Taisei Corp.	4,851	156,843
Taiyo Yuden Co., Ltd.	2,806	164,562
Takeda Pharmaceutical Co., Ltd.	26,071	920,871
TDK Corp.	2,296	370,185
Teijin Ltd.	7,212	131,779
Terumo Corp.	11,813	458,664
TIS, Inc.	5,441	121,090
Tobu Railway Co., Ltd.	5,142	144,739
Toho Co., Ltd.	3,249	125,528
Toho Gas Co., Ltd.	1,841	108,144
Tohoku Electric Power Co., Inc.	10,951	93,825
Tokio Marine Holdings, Inc.	11,639	570,638
Tokyo Century Corp.	1,463	118,219
Tokyo Electron Ltd.	2,550	969,631
Tokyo Gas Co., Ltd.	9,192	201,013
Tokyu Corp.	11,714	137,397
Toppan Printing Co., Ltd.	7,273	103,369
Toray Industries, Inc.	31,357	204,025
Toshiba Corp.	8,205	267,635
Tosoh Corp.	6,551	112,505
TOTO Ltd.	3,763	208,107
Toyo Suisan Kaisha Ltd.	2,849	140,416
Toyota Industries Corp.	3,441	270,495
Toyota Motor Corp.	40,370	2,814,853
Toyota Tsusho Corp.	5,289	206,367
Trend Micro, Inc.	2,505	137,339
Tsuruha Holdings, Inc.	921	122,454
Unicharm Corp.	7,213	323,808
USS Co., Ltd.	6,629	130,434
West Japan Railway Co.	3,536	187,785
Yakult Honsha Co., Ltd.	2,931	149,497
Yamada Holdings Co., Ltd.	17,417	88,670
Yamaha Corp.	3,321	186,835
Yamaha Motor Co., Ltd.	7,905	173,662
Yamato Holdings Co., Ltd.	6,937	172,340
Yaskawa Electric Corp.	5,036	257,825
Yokogawa Electric Corp.	5,422	116,783
Z Holdings Corp.	48,887	303,702

Total Japan		71,129,901

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	3,357	110,590

Luxembourg - 0.2%
ArcelorMittal SA*	11,299	247,665
Eurofins Scientific SE*	2,211	212,689

Total Luxembourg		460,354

Macau - 0.2%
Galaxy Entertainment Group Ltd.	40,905	310,196
Sands China Ltd.	48,003	190,988

Total Macau		501,184

Netherlands - 4.2%
Adyen NV*	453	946,326
Aegon NV	37,273	154,053
Akzo Nobel NV	3,478	354,259
Argenx SE*	821	240,581
ASM International NV	821	210,658
ASML Holding NV	6,425	3,430,229
ASR Nederland NV	2,939	113,973
Euronext NV	1,044	112,693
EXOR NV	2,041	152,199
Heineken Holding NV	1,936	170,759
Heineken NV(a)	4,038	421,602
ING Groep NV*	66,575	596,505
Koninklijke Ahold Delhaize NV	17,873	512,231
Koninklijke DSM NV	2,926	511,891
Koninklijke KPN NV	63,377	198,344
Koninklijke Philips NV*	15,021	820,384
NN Group NV	6,694	278,946
Randstad NV*	2,211	138,229
Royal Dutch Shell PLC, Class A	67,459	1,239,452
Royal Dutch Shell PLC, Class B	61,045	1,066,447
Signify NV*	2,393	114,255
Wolters Kluwer NV	4,536	377,158

Total Netherlands		12,161,174

New Zealand - 0.4%
a2 Milk Co., Ltd.*	15,702	130,592
Auckland International Airport Ltd.*	31,964	171,622
Fisher & Paykel Healthcare Corp., Ltd.	12,063	301,153
SKYCITY Entertainment Group Ltd.(a)	34,880	76,671
Spark New Zealand Ltd.	53,751	185,944
Xero Ltd.*	1,988	198,120

Total New Zealand		1,064,102

Norway - 0.5%
DNB ASA*	19,069	374,448
Equinor ASA	17,643	319,424
Mowi ASA	8,579	190,629
Norsk Hydro ASA	29,859	133,080
Orkla ASA	16,996	165,768
Schibsted ASA, Class A*	3,271	123,835
Telenor ASA	12,394	205,843

Total Norway		1,513,027

Poland - 0.3%
Allegro.eu SA*	8,085	159,772
Bank Polska Kasa Opieki SA*	5,757	98,598
CD Projekt SA*	1,264	103,720
KGHM Polska Miedz SA*	2,857	144,719
Polski Koncern Naftowy ORLEN SA	6,450	97,148
Powszechna Kasa Oszczednosci Bank Polski SA*	19,584	152,066
Powszechny Zaklad Ubezpieczen SA*	16,964	136,055

Total Poland		892,078

Portugal - 0.1%
EDP - Energias de Portugal SA	52,186	327,909
Galp Energia SGPS SA	10,660	107,285

Total Portugal		435,194

Russia - 0.1%
Polymetal International PLC	8,123	176,353

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore - 1.1%
Ascendas Real Estate Investment Trust	97,611	$226,540
CapitaLand Ltd.	61,441	148,614
CapitaLand Mall Trust	165,429	266,761
ComfortDelGro Corp., Ltd.	62,322	74,198
DBS Group Holdings Ltd.	31,075	589,608
Genting Singapore Ltd.	205,612	132,468
Keppel Corp., Ltd.	34,904	131,768
Keppel DC REIT	42,369	95,139
Oversea-Chinese Banking Corp., Ltd.	61,446	477,826
Singapore Exchange Ltd.	20,933	156,158
Singapore Technologies Engineering Ltd.	48,976	136,916
Singapore Telecommunications Ltd.	144,950	257,767
United Overseas Bank Ltd.	22,849	402,539

Total Singapore		3,096,302

South Africa - 0.2%
Anglo American PLC	20,979	695,434

South Korea - 5.7%
Alteogen, Inc.*	376	44,739
Amorepacific Corp.*	744	148,321
Celltrion Healthcare Co., Ltd.*	1,571	201,791
Celltrion, Inc.*	1,847	534,945
CJ CheilJedang Corp.*	263	100,159
Coway Co., Ltd.*	1,534	95,584
E-MART, Inc.*	623	91,339
Hana Financial Group, Inc.	7,203	210,243
Hankook Tire & Technology Co., Ltd.*	3,124	114,923
Hanwha Solutions Corp.*	2,008	89,396
HLB, Inc.*	876	70,481
Hotel Shilla Co., Ltd.	862	62,342
Hyundai Mobis Co., Ltd.*	1,210	343,443
Hyundai Motor Co.	2,938	601,468
Industrial Bank of Korea	12,758	89,304
Kakao Corp.	1,015	400,156
KB Financial Group, Inc.	7,823	281,841
Kia Motors Corp.	5,331	393,177
Korea Electric Power Corp.	6,029	123,156
Korea Zinc Co., Ltd.*	286	103,805
KT&G Corp.	2,797	200,536
LG Chem Ltd.	859	704,186
LG Corp.*	2,342	207,485
LG Electronics, Inc.	2,384	326,079
LG Household & Health Care Ltd.	195	271,424
NAVER Corp.	2,348	719,975
NCSoft Corp.*	326	277,738
Orion Corp.*	676	72,519
POSCO	1,311	287,726
Samsung Biologics Co., Ltd.*	274	194,245
Samsung C&T Corp.	1,632	189,666
Samsung Electro-Mechanics Co., Ltd.	1,140	207,903
Samsung Electronics Co., Ltd.	77,935	5,713,097
Samsung Fire & Marine Insurance Co., Ltd.	778	116,846
Samsung Life Insurance Co., Ltd.	1,727	108,999
Samsung SDI Co., Ltd.	943	618,775
Samsung SDS Co., Ltd.	675	117,971
Shinhan Financial Group Co., Ltd.	9,541	261,426
SK Holdings Co., Ltd.	643	178,771
SK Hynix, Inc.	8,824	966,333
SK Innovation Co., Ltd.*	1,114	278,849
SK Telecom Co., Ltd.	696	151,818
Woori Financial Group, Inc.	15,719	123,661

Total South Korea		16,396,641

Spain - 2.2%
Abertis Infraestructuras SA*(c)	5,353	24,973
ACS Actividades de Construccion y Servicios SA	4,531	141,581
Aena SME SA*	1,302	201,363
Amadeus IT Group SA*	7,144	456,008
Banco Bilbao Vizcaya Argentaria SA	113,012	517,203
Banco Santander SA*	280,877	824,088
Bankinter SA	17,732	100,087
CaixaBank SA	65,564	166,237
Cellnex Telecom SA*	5,789	339,767
Enagas SA	4,802	106,032
Endesa SA	5,490	140,733
Ferrovial SA	8,755	210,655
Grifols SA(a)	5,909	174,446
Iberdrola SA	95,151	1,292,974
Industria de Diseno Textil SA	17,469	519,753
Merlin Properties Socimi SA	7,513	72,199
Naturgy Energy Group SA	5,188	134,315
Red Electrica Corp. SA	8,074	153,610
Repsol SA	24,435	241,110
Siemens Gamesa Renewable Energy SA	3,444	141,800
Telefonica SA	82,235	355,071

Total Spain		6,314,005

Sweden - 3.3%
Alfa Laval AB*	6,362	167,707
Assa Abloy AB, B Shares	15,703	390,381
Atlas Copco AB, A Shares	10,537	576,018
Atlas Copco AB, B Shares	6,386	301,111
Boliden AB	5,247	173,209
Castellum AB	4,896	118,131
Electrolux AB, Series B	4,861	119,446
Elekta AB, B Shares	6,316	91,360
Epiroc AB, A Shares	10,821	208,547
Epiroc AB, B Shares	6,809	117,535
EQT AB	3,851	120,700
Essity AB, B Shares	10,788	346,152
Evolution Gaming Group AB	2,851	279,126
Hennes & Mauritz AB, B Shares*(a)	15,324	329,269
Hexagon AB, B Shares	4,476	393,303
Husqvarna AB, B Shares	7,744	96,352
Industrivarden AB, A Shares*	7,203	243,658
Investor AB, B Shares	9,761	719,899
Kinnevik AB, B Shares*	4,989	246,020
Lundin Energy AB	4,702	128,915
Nibe Industrier AB, B Shares	5,104	171,245
Sandvik AB*	18,712	469,005
Securitas AB, B Shares	6,622	102,742
Skandinaviska Enskilda Banken AB, A Shares*	25,468	279,304
Skanska AB, B Shares	6,734	175,089
SKF AB, B Shares	7,434	204,712
Svenska Cellulosa AB SCA, B Shares*	11,018	195,018
Svenska Handelsbanken AB, A Shares*	25,782	259,350
Swedbank AB, A Shares*	17,239	326,505
Swedish Match AB	2,910	225,659
Swedish Orphan Biovitrum AB*	3,233	61,376
Tele2 AB, B Shares	10,135	140,518
Telefonaktiebolaget LM Ericsson, B Shares	50,630	642,102

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Telia Co. AB	43,489	$191,590
Trelleborg AB, B Shares*	5,811	132,291
Volvo AB, B Shares*	27,539	683,636

Total Sweden		9,426,981

Switzerland - 8.6%
ABB Ltd.	29,840	883,527
Adecco Group AG	2,941	184,606
Alcon, Inc.*	7,514	540,576
Baloise Holding AG	979	164,304
Chocoladefabriken Lindt & Spruengli AG	30	260,679
Cie Financiere Richemont SA, Class A	8,615	802,621
Clariant AG	5,529	117,839
Coca-Cola HBC AG*	4,015	119,255
Credit Suisse Group AG	38,840	513,224
EMS-Chemie Holding AG	138	130,461
Geberit AG	679	416,437
Givaudan SA	153	618,467
Julius Baer Group Ltd.	3,973	241,167
Kuehne + Nagel International AG	758	173,055
LafargeHolcim Ltd.*	8,263	448,167
Logitech International SA	2,270	236,952
Lonza Group AG	1,263	809,251
Nestle SA	45,243	5,087,803
Novartis AG	34,859	3,155,570
Partners Group Holding AG	422	500,224
PSP Swiss Property AG	1,060	135,955
Roche Holding AG	11,717	4,045,500
Schindler Holding AG – Participating Certificate	955	252,813
SGS SA	113	344,106
SIG Combibloc Group AG*	4,419	105,408
Sika AG	2,419	659,134
Sonova Holding AG*	967	234,141
Straumann Holding AG	168	186,885
Swatch Group AG (The) - Bearer	620	179,114
Swiss Life Holding AG	629	287,702
Swiss Prime Site AG	1,591	155,058
Swiss Re AG	4,833	427,342
Swisscom AG	439	239,535
Temenos AG	1,048	132,944
UBS Group AG	55,842	808,190
Vifor Pharma AG	1,049	142,917
Zurich Insurance Group AG	2,364	946,557

Total Switzerland		24,687,486

United Kingdom - 10.9%
3i Group PLC	17,446	266,280
Admiral Group PLC	3,863	152,881
Ashtead Group PLC	7,876	399,410
Associated British Foods PLC*	6,335	184,163
AstraZeneca PLC	21,418	2,203,193
Auto Trader Group PLC*(a)	17,770	137,626
Aviva PLC	68,239	314,102
B&M European Value Retail SA	15,492	113,856
BAE Systems PLC	53,158	337,317
Barclays PLC*	291,249	534,084
Barratt Developments PLC*	18,904	165,826
Berkeley Group Holdings PLC	2,399	137,998
BP PLC	324,751	1,210,749
British American Tobacco PLC	37,695	1,375,596
British Land Co. PLC (The)	18,673	115,055
BT Group PLC*	144,934	249,973
Bunzl PLC	6,606	213,177
Burberry Group PLC*	7,586	179,018
CK Hutchison Holdings Ltd.	46,015	318,681
CNH Industrial NV*	17,093	219,188
Compass Group PLC*	29,456	530,084
Croda International PLC	2,312	199,570
DCC PLC	1,838	139,221
Diageo PLC	37,758	1,529,035
Direct Line Insurance Group PLC	27,679	113,988
DS Smith PLC*	26,383	131,874
Entain PLC*	11,300	192,568
Experian PLC	15,141	531,434
GlaxoSmithKline PLC	80,825	1,506,119
Halma PLC	5,279	178,981
Hargreaves Lansdown PLC(a)	6,351	149,002
HSBC Holdings PLC*	333,200	1,751,274
IMI PLC	6,632	113,474
Imperial Brands PLC	16,024	323,461
Informa PLC*	29,969	205,603
InterContinental Hotels Group PLC*	3,505	217,599
Intermediate Capital Group PLC	5,674	132,456
Intertek Group PLC	3,038	230,199
JD Sports Fashion PLC*	8,520	87,396
Johnson Matthey PLC	3,660	148,365
Kingfisher PLC*	40,591	154,789
Land Securities Group PLC	13,326	112,486
Legal & General Group PLC	103,945	348,279
Lloyds Banking Group PLC*	1,185,131	537,049
London Stock Exchange Group PLC	5,071	604,849
M&G PLC	52,206	126,101
Meggitt PLC*	17,914	97,611
Melrose Industries PLC*	87,768	203,081
Mondi PLC	9,017	213,902
National Grid PLC	56,572	660,320
Natwest Group PLC*	78,123	158,343
Next PLC*	2,437	258,684
Ocado Group PLC*	8,261	315,023
Pearson PLC(a)	14,623	163,173
Persimmon PLC	5,988	209,762
Prudential PLC	43,549	701,172
Reckitt Benckiser Group PLC	10,340	880,047
RELX PLC	30,492	758,923
Rentokil Initial PLC*	31,722	216,758
Rightmove PLC*(a)	15,956	131,289
Rolls-Royce Holdings PLC*	127,823	160,958
RSA Insurance Group PLC	20,842	193,187
Sage Group PLC (The)	20,057	162,444
Segro PLC	19,397	254,160
Severn Trent PLC	4,546	144,328
Smith & Nephew PLC	15,259	323,001
Smiths Group PLC	8,008	155,987
Spirax-Sarco Engineering PLC	1,217	185,167
SSE PLC	17,579	358,230
St James's Place PLC(a)	9,570	154,216
Standard Chartered PLC*	45,111	275,042
Standard Life Aberdeen PLC	40,067	166,215
Tate & Lyle PLC	11,684	110,514
Taylor Wimpey PLC*	70,043	140,860
TechnipFMC PLC*	8,469	92,436
Tesco PLC	155,916	512,565
Travis Perkins PLC*	5,011	92,861
Unilever PLC	41,294	2,404,289
United Utilities Group PLC	12,717	161,044
Vodafone Group PLC	445,830	764,288

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Weir Group PLC (The)*	5,255	$136,746
Whitbread PLC*(a)	4,025	154,041
Wm Morrison Supermarkets PLC	41,463	102,173
WPP PLC	21,300	223,990

Total United Kingdom		31,520,259

United States - 0.6%
Amcor PLC	29,620	326,799
Ferguson PLC	3,937	459,643
James Hardie Industries PLC*	8,029	226,635
OneMarket Ltd.*(c)	1,633	0
QIAGEN NV*	3,927	213,117
Stellantis NV	34,732	528,715

Total United States		1,754,909

Total Common Stocks
(Cost $273,123,778)		284,981,716
Preferred Stocks — 0.8%
Germany - 0.5%
FUCHS PETROLUB SE, 2.07%	2,503	142,679
Henkel AG & Co. KGaA, 2.12%	3,269	339,564
Porsche Automobil Holding SE, 3.76%	3,136	219,071
Sartorius AG, 0.08%	609	303,792
Volkswagen AG, 3.04%	3,444	654,563

Total Germany		1,659,669

South Korea - 0.3%
Samsung Electronics Co., Ltd., 4.02%	12,809	837,062

Total Preferred Stocks
(Cost $1,931,863)		2,496,731
Rights — 0.0%(b)
South Korea — 0.0%(b)
Hanwha Solutions Corp., expires 3/3/21*(c)
(Cost $0)	314	1,376
Short-Term Investment — 1.2%

Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)
(Cost $3,438,539)	3,438,539	3,438,539

Total Investments — 100.9%
(Cost $278,494,180)		290,918,362
Other Assets and Liabilities, Net — (0.9)%		(2,676,821)
Net Assets — 100.0%		$288,241,541

		% of
Industry	Value	Net Assets
Financials	$46,014,954	16.0%
Industrials	43,337,423	15.0
Consumer Discretionary	35,380,237	12.3
Health Care	34,639,827	12.0
Information Technology	32,557,350	11.3
Consumer Staples	28,255,659	9.8
Materials	24,275,259	8.4
Communication Services	15,228,575	5.3
Utilities	9,947,242	3.4
Energy	9,006,900	3.1
Real Estate	8,836,397	3.1
Money Market Funds	3,438,539	1.2
Total Investments	$ 290,918,362	100.9%
Other Assets and Liabilities, Net	(2,676,821)	(0.9)
Total Net Assets	$ 288,241,541	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,185,733; total market value of collateral held by the Fund was $5,608,831. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,170,292.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at January 31, 2021.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2021:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2021	Unrealized Appreciation
Australian Dollar	02/04/21	Morgan Stanley	13,267,425	$10,179,023	$10,179,663	$640
Swiss Franc	02/04/21	Morgan Stanley	11,030,941	12,401,158	12,401,247	89
Swiss Franc	03/04/21	Morgan Stanley	77,839	87,511	87,577	66
Danish Krone	03/04/21	Morgan Stanley	84,481	13,795	13,807	12
Euro	03/04/21	Morgan Stanley	289,712	351,843	352,205	362
British Pound	02/04/21	Morgan Stanley	14,325,363	19,670,718	19,671,953	1,235
British Pound	03/04/21	Morgan Stanley	112,136	153,784	154,009	225
Hong Kong Dollar	02/04/21	Morgan Stanley	35,052,231	4,520,365	4,520,637	272
Israeli Shekel	02/04/21	Morgan Stanley	2,113,444	645,230	645,312	82
Japanese Yen	02/04/21	Morgan Stanley	3,711,882,677	35,453,015	35,455,458	2,443
New Zealand Dollar	02/04/21	Morgan Stanley	597,061	430,279	430,302	23
Polish Zloty	02/04/21	Morgan Stanley	1,567,044	421,289	421,340	51
Swedish Krona	02/04/21	Morgan Stanley	37,649,867	4,519,134	4,519,674	540
Swedish Krona	03/04/21	Morgan Stanley	263,083	31,522	31,591	69
Singapore Dollar	02/04/21	Morgan Stanley	2,115,218	1,593,699	1,593,858	159
Unrealized Appreciation				$90,472,365	$90,478,633	$6,268

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2021	Unrealized Appreciation
Australian Dollar	02/04/21	Morgan Stanley	(13,267,425)	$(10,239,554)	$(10,179,663)	$59,891
Swiss Franc	02/04/21	Morgan Stanley	(11,030,941)	(12,488,519)	(12,401,247)	87,272
Danish Krone	02/04/21	Morgan Stanley	(19,590,247)	(3,221,693)	(3,200,192)	21,501
Euro	02/04/21	Morgan Stanley	(34,045,253)	(41,680,418)	(41,364,944)	315,474
Hong Kong Dollar	02/04/21	Morgan Stanley	(35,052,231)	(4,520,824)	(4,520,637)	187
Israeli Shekel	02/04/21	Morgan Stanley	(2,113,444)	(658,392)	(645,312)	13,080
Japanese Yen	02/04/21	Morgan Stanley	(3,711,882,677)	(35,959,778)	(35,455,458)	504,320
South Korean Won#	02/04/21	Morgan Stanley	(9,276,970,770)	(8,461,284)	(8,293,380)	167,904
South Korean Won#	03/04/21	Morgan Stanley	(9,638,609,945)	(8,648,681)	(8,616,782)	31,899
Norwegian Krone	03/04/21	Morgan Stanley	(7,468,125)	(873,207)	(873,125)	82
Swedish Krona	02/04/21	Morgan Stanley	(37,649,867)	(4,586,474)	(4,519,674)	66,800
Singapore Dollar	02/04/21	Morgan Stanley	(2,115,218)	(1,600,246)	(1,593,858)	6,388
Unrealized Appreciation				$(132,939,070)	$(131,664,272)	$1,274,798

Total Unrealized Appreciation						$1,281,066

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2021	Unrealized (Depreciation)
Danish Krone	02/04/21	Morgan Stanley	19,590,247	$3,200,404	$3,200,192	$(212)
Euro	02/04/21	Morgan Stanley	34,045,253	41,365,370	41,364,944	(426)
South Korean Won#	02/04/21	Morgan Stanley	9,276,970,770	8,326,426	8,293,380	(33,046)
Norwegian Krone	02/04/21	Morgan Stanley	7,488,384	875,622	875,528	(94)
Unrealized Depreciation				$53,767,822	$53,734,044	$(33,778)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2021	Unrealized (Depreciation)
Australian Dollar	03/04/21	Morgan Stanley	(13,319,368)	$(10,219,726)	$(10,221,162)	$(1,436)
Swiss Franc	03/04/21	Morgan Stanley	(11,005,789)	(12,381,235)	(12,382,640)	(1,405)
Danish Krone	03/04/21	Morgan Stanley	(19,043,295)	(3,112,356)	(3,112,361)	(5)
Euro	03/04/21	Morgan Stanley	(33,875,405)	(41,179,989)	(41,182,580)	(2,591)
British Pound	02/04/21	Morgan Stanley	(14,325,363)	(19,584,339)	(19,671,953)	(87,614)
British Pound	03/04/21	Morgan Stanley	(14,355,076)	(19,712,748)	(19,715,413)	(2,665)
Hong Kong Dollar	03/04/21	Morgan Stanley	(35,962,245)	(4,637,797)	(4,638,115)	(318)
Israeli Shekel	03/04/21	Morgan Stanley	(2,250,409)	(687,393)	(687,474)	(81)
Japanese Yen	03/04/21	Morgan Stanley	(3,723,472,514)	(35,569,107)	(35,574,890)	(5,783)
Norwegian Krone	02/04/21	Morgan Stanley	(7,488,384)	(874,452)	(875,528)	(1,076)
New Zealand Dollar	02/04/21	Morgan Stanley	(597,061)	(429,971)	(430,302)	(331)

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2021 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2021	Unrealized (Depreciation)
New Zealand Dollar	03/04/21	Morgan Stanley	(600,792)	$ (432,965)	$ (432,991)	$ (26)
Polish Zloty	02/04/21	Morgan Stanley	(1,567,044)	(420,601)	(421,340)	(739)
Polish Zloty	03/04/21	Morgan Stanley	(1,666,727)	(448,244)	(448,280)	(36)
Swedish Krona	03/04/21	Morgan Stanley	(39,529,053)	(4,745,991)	(4,746,624)	(633)
Singapore Dollar	03/04/21	Morgan Stanley	(2,148,849)	(1,618,945)	(1,619,158)	(213)
Unrealized Depreciation				$ (156,055,859)	$ (156,160,811)	$(104,952)

Total Unrealized Depreciation						$(138,730)

Net Unrealized Appreciation (Depreciation)						$1,142,336

As of January 31, 2021, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$284,956,743	$–	$24,973 (g)	$284,981,716
Preferred Stocks	2,496,731	–	–	2,496,731
Right	–	–	1,376 (g)	1,376
Short-Term Investment:
Money Market Fund	3,438,539	–	–	3,438,539
Total Investments in Securities	290,892,013	–	26,349	290,918,362
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	–	1,281,066	–	1,281,066
Total Investments in Securities and Other Financial Instruments	$290,892,013	$1,281,066	$26,349	$292,199,428
Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$–	$138,730	$–	$138,730

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 securities, valued at $26,349, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.